Loss on Sale of Subsidiary (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of subsidiaries [line items]
Loan payable	$ 21,533,584	$ 2,713,073	$ 2,827,024
Current loans payable	4,396,191	2,713,073
Boden Technologies AB [Member]
Disclosure of subsidiaries [line items]
Loan payable	18,361,495	$ 0	$ 0
Current loans payable	$ 1,224,102
Amortization term of loan payable	15 years
Description of interest rate for loan payable	Interest is set at the Swedish Government Borrowing Rate +1%